Schedule of Investments(a)
November 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–84.65%
Advertising–0.96%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(b)	$2,064,000	$2,066,378
7.50%, 06/01/2029(b)	1,368,000	1,354,334
7.50%, 03/15/2033(b)	2,006,000	2,113,293
Lamar Media Corp., 5.38%, 11/01/2033(b)	4,861,000	4,872,374
		10,406,379
Aerospace & Defense–1.02%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	5,021,000	5,129,930
6.00%, 01/15/2033(b)	4,825,000	4,937,611
6.25%, 01/31/2034(b)	1,000,000	1,037,539
		11,105,080
Alternative Carriers–0.28%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	277,000	256,942
5.38%, 06/15/2029(b)	155,000	144,209
10.00%, 10/15/2032(b)	581,000	585,997
Series P, 7.60%, 09/15/2039	275,000	267,437
Series U, 7.65%, 03/15/2042	244,000	233,926
Zayo Group Holdings, Inc.,
0.50% PIK Rate, 5.75% Cash Rate, 03/09/2030(b)(c)	1,004,388	926,443
1.88% PIK Rate 7.13% Cash Rate, 09/09/2030(b)(c)	749,488	667,798
		3,082,752
Apparel Retail–0.34%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	2,901,810	1,034,504
William Carter Co. (The), 7.38%, 02/15/2031(b)(d)	2,655,000	2,711,295
		3,745,799
Application Software–1.20%
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	5,756,000	5,943,433
8.25%, 06/30/2032(b)	1,929,000	2,035,496
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	5,084,000	5,087,887
		13,066,816
Automobile Manufacturers–0.98%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	5,706,000	5,325,564
5.88%, 12/01/2033(b)	2,738,000	2,764,667
Nissan Motor Co. Ltd. (Japan), 8.13%, 07/17/2035(b)	2,469,000	2,611,310
		10,701,541
Automotive Parts & Equipment–2.71%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	5,283,000	5,339,465
Principal Amount		Value
Automotive Parts & Equipment–(continued)
Clarios Global L.P./Clarios US Finance Co., 6.75%, 09/15/2032(b)	$2,726,000	$2,806,063
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	4,999,000	5,358,587
Forvia SE (France), 8.00%, 06/15/2030(b)(d)	5,044,000	5,379,845
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(d)	5,347,000	5,284,805
Phinia, Inc.,
6.75%, 04/15/2029(b)	2,696,000	2,785,634
6.63%, 10/15/2032(b)	2,520,000	2,618,567
		29,572,966
Automotive Retail–2.22%
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	5,100,856	5,740,962
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	5,079,000	5,227,119
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	2,663,000	2,624,114
8.25%, 08/01/2031(b)	4,898,000	5,171,813
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	54,000	54,309
4.38%, 01/15/2031(b)	5,615,000	5,393,309
		24,211,626
Broadcasting–1.63%
AMC Networks, Inc.,
4.25%, 02/15/2029(d)	640,000	562,450
10.50%, 07/15/2032(b)(d)	498,000	533,912
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	853,000	860,288
Gray Media, Inc.,
5.38%, 11/15/2031(b)	991,000	746,223
9.63%, 07/15/2032(b)	1,608,000	1,667,995
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	3,007,000	2,785,053
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	2,788,000	2,879,553
9.38%, 08/01/2032(b)	2,150,000	2,284,207
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	5,307,000	5,456,079
		17,775,760
Building Products–0.55%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	549,000	441,309
JELD-WEN, Inc.,
4.88%, 12/15/2027(b)	250,000	214,892
7.00%, 09/01/2032(b)	344,000	234,681
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	5,095,000	5,103,386
		5,994,268
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Cable & Satellite–5.28%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	$3,430,000	$3,399,362
4.75%, 02/01/2032(b)(d)	5,377,000	4,945,900
4.50%, 05/01/2032	4,425,000	3,990,524
4.50%, 06/01/2033(b)	7,233,000	6,361,432
4.25%, 01/15/2034(b)(d)	3,279,000	2,781,602
CSC Holdings LLC,
6.50%, 02/01/2029(b)	2,138,000	1,344,579
5.75%, 01/15/2030(b)	3,004,000	1,112,342
4.13%, 12/01/2030(b)	800,000	457,081
4.63%, 12/01/2030(b)	1,927,000	690,142
4.50%, 11/15/2031(b)	3,005,000	1,702,154
5.00%, 11/15/2031(b)	1,500,000	519,910
Directv Financing LLC, 8.88%, 02/01/2030(b)	1,304,000	1,291,479
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	1,355,000	1,347,078
DISH DBS Corp.,
5.25%, 12/01/2026(b)	1,653,000	1,616,184
7.38%, 07/01/2028	2,222,000	2,073,259
5.75%, 12/01/2028(b)	1,808,000	1,748,662
5.13%, 06/01/2029	2,674,000	2,265,634
DISH Network Corp., 11.75%, 11/15/2027(b)	2,509,000	2,622,018
EchoStar Corp.,
10.75%, 11/30/2029	2,544,000	2,807,151
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(c)	7,520,597	7,817,360
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	359,000	317,266
8.13%, 02/15/2033(b)	988,000	1,030,099
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	5,678,000	5,299,106
		57,540,324
Casinos & Gaming–1.65%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	5,117,000	5,070,276
Studio City Finance Ltd. (Macau),
6.50%, 01/15/2028(b)	933,000	932,394
5.00%, 01/15/2029(b)(d)	7,183,000	6,806,961
Voyager Parent LLC, 9.25%, 07/01/2032(b)	4,834,000	5,125,635
		17,935,266
Commercial & Residential Mortgage Finance–1.71%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	5,583,000	5,510,817
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	2,738,000	2,678,292
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	5,186,000	5,387,435
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	4,965,000	5,107,610
		18,684,154
Commodity Chemicals–0.46%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	4,799,000	4,977,667
Principal Amount		Value
Construction & Engineering–0.97%
AECOM, 6.00%, 08/01/2033(b)	$5,122,000	$5,269,078
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	5,419,000	5,281,997
		10,551,075
Construction Materials–0.04%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(d)	550,000	460,383
Consumer Finance–3.07%
EZCORP, Inc., 7.38%, 04/01/2032(b)	9,612,000	10,100,809
FirstCash, Inc., 6.88%, 03/01/2032(b)	7,473,000	7,779,714
Navient Corp.,
5.00%, 03/15/2027	3,121,000	3,120,754
9.38%, 07/25/2030(d)	1,834,000	2,034,240
OneMain Finance Corp.,
3.50%, 01/15/2027	4,979,000	4,918,095
6.63%, 05/15/2029	2,117,000	2,193,254
7.13%, 09/15/2032	3,227,000	3,346,128
		33,492,994
Copper–0.48%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	2,490,000	2,615,944
8.00%, 03/01/2033(b)	2,514,000	2,651,084
		5,267,028
Diversified Banks–0.53%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	5,692,000	5,771,756
Diversified Financial Services–4.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(e)	7,243,000	7,600,417
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	2,583,000	2,715,611
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	7,820,000	8,133,817
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	7,298,000	7,556,962
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	5,319,000	5,415,519
6.75%, 05/01/2033(b)	4,933,000	5,163,391
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	2,850,000	2,709,757
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	7,241,000	7,632,267
		46,927,741
Diversified REITs–0.86%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	6,183,000	5,959,992
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	3,559,000	3,415,990
		9,375,982
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Diversified Support Services–1.05%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	$7,262,000	$7,444,022
7.75%, 03/15/2031(b)	2,601,000	2,729,341
Sabre GLBL, Inc.,
10.75%, 11/15/2029(b)	494,000	435,056
11.13%, 07/15/2030(b)(d)	994,000	860,993
		11,469,412
Electric Utilities–4.19%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(e)	7,562,000	7,674,644
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	7,918,000	7,924,050
Entergy Corp., 7.13%, 12/01/2054(e)	4,935,000	5,195,247
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	8,051,000	8,156,959
ION Platform Finance US, Inc., 7.88%, 09/30/2032(b)	1,200,000	1,144,880
NRG Energy, Inc., 6.00%, 01/15/2036(b)	7,871,000	7,998,644
Vistra Operations Co. LLC,
5.00%, 07/31/2027(b)	1,778,000	1,784,805
7.75%, 10/15/2031(b)	3,061,000	3,253,280
6.88%, 04/15/2032(b)	2,372,000	2,496,243
		45,628,752
Electrical Components & Equipment–0.72%
EnerSys, 6.63%, 01/15/2032(b)	4,965,000	5,165,948
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	2,547,000	2,629,714
		7,795,662
Electronic Components–0.50%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	2,471,000	2,314,126
6.63%, 07/15/2032(b)	2,963,000	3,100,507
		5,414,633
Environmental & Facilities Services–0.71%
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	5,376,000	5,275,186
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	2,387,000	2,510,136
		7,785,322
Fertilizers & Agricultural Chemicals–0.18%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(b)	700,000	664,329
12.00%, 02/15/2031(b)	350,000	238,437
FMC Corp., 3.45%, 10/01/2029	1,115,000	1,015,696
		1,918,462
Gold–1.00%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	10,207,000	10,865,188
Health Care Equipment–0.49%
Hologic, Inc., 3.25%, 02/15/2029(b)	5,445,000	5,385,624
Principal Amount		Value
Health Care Facilities–0.81%
Select Medical Corp., 6.25%, 12/01/2032(b)(d)	$917,000	$911,503
Tenet Healthcare Corp.,
4.25%, 06/01/2029	3,284,000	3,221,765
6.75%, 05/15/2031	1,910,000	1,991,485
5.50%, 11/15/2032(b)	2,220,000	2,256,632
6.00%, 11/15/2033(b)	444,000	458,745
		8,840,130
Health Care REITs–0.85%
Diversified Healthcare Trust,
0.00%, 01/15/2026(b)(f)	4,040,000	4,023,898
7.25%, 10/15/2030(b)	2,959,000	3,011,552
4.38%, 03/01/2031	1,286,000	1,132,929
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	643,000	542,071
3.50%, 03/15/2031	760,000	557,732
		9,268,182
Health Care Services–1.72%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	3,970,000	3,753,775
4.75%, 02/15/2031(b)	4,945,000	4,428,195
DaVita, Inc.,
6.88%, 09/01/2032(b)	2,451,000	2,552,454
6.75%, 07/15/2033(b)	2,599,000	2,702,856
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030(b)(d)	1,711,000	1,508,931
5.00% PIK Rate, 6.50% Cash Rate, 12/31/2030(b)(c)	3,501,175	3,760,481
		18,706,692
Health Care Supplies–0.72%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	2,700,000	2,623,078
5.25%, 10/01/2029(b)	5,210,000	5,226,860
		7,849,938
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	584,000	522,857
Homefurnishing Retail–0.26%
Wayfair LLC,
7.25%, 10/31/2029(b)	509,000	530,758
6.75%, 11/15/2032(b)	2,225,000	2,275,848
		2,806,606
Hotel & Resort REITs–0.95%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	5,062,000	5,264,014
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	5,435,000	5,141,011
		10,405,025
Hotels, Resorts & Cruise Lines–0.48%
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	5,046,000	5,206,942
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Household Appliances–0.25%
Whirlpool Corp., 6.50%, 06/15/2033	$2,738,000	$2,722,768
Housewares & Specialties–0.70%
Newell Brands, Inc.,
6.63%, 09/15/2029(d)	2,425,000	2,391,170
6.38%, 05/15/2030(d)	5,457,000	5,257,673
		7,648,843
Independent Power Producers & Energy Traders–1.74%
Vistra Corp.,
8.00%(b)(e)(g)	2,888,000	2,962,721
Series C, 8.88%(b)(e)(g)	9,609,000	10,740,594
VoltaGrid LLC, 7.38%, 11/01/2030(b)	5,310,000	5,298,911
		19,002,226
Industrial Machinery & Supplies & Components–1.68%
Enpro, Inc., 6.13%, 06/01/2033(b)	5,216,000	5,401,178
ESAB Corp., 6.25%, 04/15/2029(b)	7,447,000	7,681,171
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	5,292,000	5,218,602
		18,300,951
Insurance Brokers–1.29%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	5,043,000	5,244,342
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	550,000	575,511
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	550,000	567,536
HUB International Ltd.,
7.25%, 06/15/2030(b)	2,418,000	2,535,636
7.38%, 01/31/2032(b)	2,504,000	2,606,984
USI, Inc., 7.50%, 01/15/2032(b)	2,451,000	2,558,189
		14,088,198
Integrated Oil & Gas–0.22%
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	2,581,000	2,440,079
Integrated Telecommunication Services–6.10%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	1,930,000	1,841,113
Altice France S.A. (France),
6.88%, 10/15/2030(b)	139,349	137,458
6.88%, 07/15/2032(b)	6,892,395	6,725,043
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	4,800,000	4,637,998
Cipher Compute LLC, 7.13%, 11/15/2030(b)	4,222,000	4,294,575
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(b)	5,671,000	5,350,329
7.20%, 07/18/2036(b)	2,671,000	2,676,707
Iliad Holding S.A.S. (France),
8.50%, 04/15/2031(b)	7,306,000	7,853,797
7.00%, 04/15/2032(b)	2,986,000	3,081,803
Principal Amount		Value
Integrated Telecommunication Services–(continued)
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	$277,000	$250,785
4.88%, 06/15/2029(b)	1,365,000	1,306,988
3.75%, 07/15/2029(b)	473,000	420,272
4.50%, 04/01/2030(b)	2,265,000	2,097,956
3.88%, 10/15/2030(b)	631,000	567,755
4.00%, 04/15/2031(b)	926,000	819,507
6.88%, 06/30/2033(b)	2,360,000	2,405,671
7.00%, 03/31/2034(b)	5,154,332	5,284,092
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	2,997,000	3,158,245
7.72%, 06/04/2038	2,331,000	2,591,273
VMED 02 UK Financing I PLC (United Kingdom), 6.75%, 01/15/2033(b)	1,535,000	1,530,571
Windstream Services LLC, 7.50%, 10/15/2033(b)	4,645,000	4,731,541
WULF Compute LLC, 7.75%, 10/15/2030(b)	4,568,000	4,726,603
		66,490,082
Interactive Media & Services–0.64%
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032(d)	2,829,000	2,588,535
5.05%, 03/15/2042	2,997,000	2,399,968
5.14%, 03/15/2052	2,682,000	2,012,841
		7,001,344
Internet Services & Infrastructure–0.59%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	2,519,000	2,717,369
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(d)	976,000	901,395
9.00%, 02/01/2031(b)	1,518,000	1,375,527
Getty Images, Inc., 10.50%, 11/15/2030(b)	1,377,000	1,407,980
		6,402,271
Investment Banking & Brokerage–0.46%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	4,696,000	4,990,557
Marine Transportation–1.00%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	5,420,000	5,521,180
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	5,329,000	5,418,725
		10,939,905
Metal, Glass & Plastic Containers–0.04%
LABL, Inc., 10.50%, 07/15/2027(b)(d)	722,000	443,970
Movies & Entertainment–0.78%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	585,000	526,153
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)(d)	8,563,000	8,017,109
		8,543,262
Multi-line Insurance–0.71%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	7,435,000	7,726,393
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Multi-Utilities–0.46%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(e)	$4,866,000	$4,998,847
Office REITs–0.25%
Office Properties Income Trust, 9.00%, 12/31/2059(b)(h)	3,775,000	2,774,625
Oil & Gas Drilling–0.99%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	4,994,000	5,157,214
Transocean International Ltd., 7.88%, 10/15/2032(b)	5,392,000	5,624,396
		10,781,610
Oil & Gas Equipment & Services–0.73%
Tidewater, Inc., 9.13%, 07/15/2030(b)	7,458,000	7,979,657
Oil & Gas Exploration & Production–1.40%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	4,818,000	5,038,000
Caturus Energy LLC, 8.50%, 02/15/2030(b)	5,005,000	5,168,038
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	5,050,000	5,069,200
		15,275,238
Oil & Gas Refining & Marketing–0.99%
Sunoco L.P.,
5.63%, 03/15/2031(b)	719,000	723,540
6.25%, 07/01/2033(b)	3,928,000	4,037,248
5.88%, 03/15/2034(b)	4,400,000	4,431,337
7.88%(b)(e)(g)	1,612,000	1,641,403
		10,833,528
Oil & Gas Storage & Transportation–4.74%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	4,878,000	5,059,779
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	4,947,000	5,274,180
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	3,748,000	3,869,236
8.00%, 05/15/2033	3,660,000	3,778,774
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	5,301,000	5,388,223
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	819,000	141,544
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	4,971,000	5,067,199
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	4,816,000	5,002,023
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)(d)	7,479,000	7,791,300
9.00%(b)(e)(g)	2,848,000	2,426,423
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)	4,514,000	4,671,800
6.75%, 01/15/2036(b)	3,087,000	3,237,653
		51,708,134
Principal Amount		Value
Other Specialized REITs–0.44%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	$4,963,000	$4,754,437
Other Specialty Retail–0.90%
Michaels Cos., Inc. (The),
5.25%, 05/01/2028(b)	500,000	473,634
7.88%, 05/01/2029(b)	915,000	835,170
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 09/15/2032(b)	2,603,000	2,629,441
10.00%, 09/15/2033(b)	2,603,000	2,668,130
SGUS LLC, 11.00%, 12/15/2029(b)	1,300,645	1,060,489
Staples, Inc.,
10.75%, 09/01/2029(b)	1,717,000	1,696,123
12.75%, 01/15/2030(b)	539,000	427,531
		9,790,518
Packaged Foods & Meats–0.50%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	5,678,000	5,440,172
Passenger Airlines–0.93%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	7,186,000	7,276,041
CHC Group LLC, 11.75%, 09/01/2030(b)	2,481,000	2,380,708
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	535,000	528,823
		10,185,572
Personal Care Products–0.50%
Opal Bidco SAS (France), 6.50%, 03/31/2032 (Acquired 03/31/2025-04/14/2025; Cost $5,255,078)(b)(i)	5,261,000	5,427,674
Pharmaceuticals–1.15%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	7,617,000	7,881,234
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	1,581,000	1,671,950
Bausch Health Cos., Inc.,
5.00%, 02/15/2029(b)	851,000	678,061
6.25%, 02/15/2029(b)	950,000	779,693
5.25%, 01/30/2030(b)	1,198,000	881,638
5.25%, 02/15/2031(b)	956,000	650,343
		12,542,919
Research & Consulting Services–0.74%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	8,524,000	8,063,318
Security & Alarm Services–0.49%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	5,071,000	5,292,674
Semiconductors–0.92%
AP Grange Holdings LLC, 6.50%, 03/20/2045(b)(j)	4,303,000	4,842,881
Kioxia Holdings Corp. (Japan), 6.63%, 07/24/2033(b)	5,000,000	5,204,995
		10,047,876
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Principal Amount		Value
Sovereign Debt–0.35%
Mexico Government International Bond (Mexico), Series 10, 5.63%, 09/22/2035	$3,832,000	$3,797,589
Specialized Consumer Services–0.73%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	8,251,000	7,910,442
Specialized Finance–0.75%
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(e)	2,988,000	3,046,690
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	4,902,000	5,149,517
		8,196,207
Specialty Chemicals–0.49%
Celanese US Holdings LLC, 7.20%, 11/15/2033	4,949,000	5,172,284
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	585,000	169,650
		5,341,934
Steel–0.49%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	2,410,000	2,481,608
7.00%, 03/15/2032(b)(d)	2,764,000	2,836,682
		5,318,290
Systems Software–0.09%
McAfee Corp., 7.38%, 02/15/2030(b)	1,104,000	964,605
Technology Hardware, Storage & Peripherals–0.09%
Xerox Corp.,
10.25%, 10/15/2030(b)	204,000	209,365
13.50%, 04/15/2031(b)(d)	294,000	272,137
4.80%, 03/01/2035	215,000	60,168
6.75%, 12/15/2039	176,000	58,744
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)	527,000	225,453
8.88%, 11/30/2029(b)(d)	415,000	154,374
		980,241
Trading Companies & Distributors–1.95%
Air Lease Corp., Series B, 4.65%(e)(g)	8,107,000	8,034,224
Aircastle Ltd., 5.25%(b)(e)(g)	13,235,000	13,184,810
		21,219,034
Wireless Telecommunication Services–1.45%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	5,627,000	5,197,501
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	11,256,000	10,594,504
		15,792,005
Total U.S. Dollar Denominated Bonds & Notes (Cost $907,728,537)		922,674,779
	Principal Amount	Value
Variable Rate Senior Loan Interests–5.52%(k)(l)
Advertising–0.44%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.03% (1 mo. Term SOFR + 4.11%), 08/23/2028	$4,735,863	$4,751,918
Aerospace & Defense–0.96%
TransDigm, Inc., Term Loan L, 6.50% (3 mo. Term SOFR + 2.50%), 01/19/2032	10,417,757	10,447,500
Cable & Satellite–0.17%
CSC Holdings LLC, Term Loan, 8.25% (3 mo. PRIME + 1.50%), 04/15/2027	2,113,063	1,886,575
Electronic Manufacturing Services–0.72%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.12% (6 mo. Term SOFR + 2.25%), 08/04/2031	7,870,988	7,883,502
Health Care Services–0.27%
MPH Acquisition Holdings LLC, Term Loan, 7.59% (3 mo. Term SOFR + 3.75%), 12/31/2030	2,903,904	2,908,753
Health Care Supplies–0.48%
Bausch and Lomb, Inc., Term Loan B, 8.17% (1 mo. Term SOFR + 4.25%), 01/30/2031	5,187,000	5,227,199
Oil & Gas Storage & Transportation–0.50%
New Fortress Energy, Inc., Term Loan B, 9.57% (3 mo. Term SOFR + 5.50%), 10/30/2028	723,183	332,335
Prairie Acquiror L.P., Term Loan B, 7.67% (1 mo. Term SOFR + 3.75%), 08/01/2029	5,118,026	5,166,545
		5,498,880
Passenger Airlines–0.29%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.13% (3 mo. SOFR + 3.25%), 05/07/2032	3,168,202	3,183,251
Pharmaceuticals–0.82%
Amneal Pharmaceuticals LLC, Term Loan B, 7.42% (1 mo. Term SOFR + 3.50%), 07/31/2032	3,675,000	3,714,819
Endo Finance Holdings, Inc., Term Loan B, 7.67% (1 mo. Term SOFR + 3.75%), 04/23/2031	5,217,761	5,164,931
		8,879,750
Real Estate Development–0.46%
Greystar Real Estate Partners LLC, Term Loan B, 6.32% (3 mo. Term SOFR + 2.50%), 08/21/2030(j)	5,033,151	5,064,608
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount		Value
Real Estate Operating Companies–0.41%
Cushman & Wakefield US Borrower LLC,
Term Loan, 6.42% (1 mo. Term SOFR +2.50%), 01/31/2030		$381,244	$383,747
6.67% (1 mo. Term SOFR + 3.75%), 01/31/2030		4,067,403	4,086,906
			4,470,653
Total Variable Rate Senior Loan Interests (Cost $60,171,003)			60,202,589
Non-U.S. Dollar Denominated Bonds & Notes–2.31%(m)
Automotive Parts & Equipment–0.23%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(b)	EUR	2,150,000	2,546,660
Cable & Satellite–0.72%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(Acquired 05/21/2025-06/04/2025; Cost $5,264,860)(b)(i)	EUR	4,600,000	5,409,070
Virgin Media O2 Vendor Financing Notes V DAC (Ireland), 7.88%, 03/15/2032(b)	GBP	1,800,000	2,422,173
			7,831,243
Commercial & Residential Mortgage Finance–0.35%
ION Platform Finance S.a.r.l. (Luxembourg),
6.50%, 09/30/2030(b)	EUR	1,625,000	1,837,803
6.88%, 09/30/2032(b)	EUR	1,750,000	1,964,842
			3,802,645
Integrated Telecommunication Services–0.19%
Altice France (France), 4.75%, 10/15/2030(b)	EUR	1,886,745	2,097,161
IT Consulting & Other Services–0.56%
Atos SE (France), 5.00%, 12/18/2030(b)(n)	EUR	5,400,000	6,040,417
Transaction & Payment Processing Services–0.26%
Worldline S.A. (France), 4.13%, 09/12/2028(b)	EUR	2,800,000	2,859,628
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $24,802,729)			25,177,754
	Shares
Common Stocks & Other Equity Interests–0.83%
Advertising–0.06%
Clear Channel Outdoor Holdings, Inc.(o)		315,000	626,850
Alternative Carriers–0.03%
Lumen Technologies, Inc.(o)		39,000	316,290
Apparel, Accessories & Luxury Goods–0.02%
Amer Sports, Inc. (Finland)(o)		4,000	148,520
Under Armour, Inc., Class C(o)		22,000	97,460
			245,980
Broadcasting–0.07%
E.W. Scripps Co. (The), Class A(o)		72,000	304,560
Gray Media, Inc.		49,000	241,080
Sinclair, Inc.		13,000	204,880
			750,520
Shares		Value
Broadline Retail–0.01%
Americanas S.A. (Brazil)(o)	41,300	$45,958
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(o)	13,766	10,316
		56,274
Cable & Satellite–0.05%
Sirius XM Holdings, Inc.(d)	25,000	531,500
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(j)	29	135
Electrical Components & Equipment–0.02%
GrafTech International Ltd.(o)	18,000	259,560
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(o)	28,014	8,210
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(o)	1,495,460	868
		9,078
Housewares & Specialties–0.02%
Newell Brands, Inc.	45,000	164,250
Independent Power Producers & Energy Traders–0.03%
Vistra Corp.	2,000	357,720
Integrated Telecommunication Services–0.27%
Altice France Holding S.A. (Luxembourg)(b)	8,070	1,124
Altice France S.A. (France)	160,996	2,943,497
		2,944,621
Internet Services & Infrastructure–0.01%
CoreWeave, Inc., Class A(o)	2,000	146,240
Leisure Products–0.00%
HF Holdings, Inc.(j)	36,820	0
Movies & Entertainment–0.16%
AMC Entertainment Holdings, Inc.(d)(o)	90,000	220,500
Lionsgate Studios Corp.(o)	50,000	373,000
Warner Bros. Discovery, Inc.(o)	49,000	1,176,000
		1,769,500
Oil & Gas Exploration & Production–0.01%
Venture Global, Inc., Class A	18,000	134,280
Other Specialized REITs–0.02%
Uniti Group, Inc.(o)	36,116	230,059
Research & Consulting Services–0.03%
Clarivate PLC(d)(o)	100,000	376,000
Restaurants–0.01%
Bloomin’ Brands, Inc.	9,000	63,900
Technology Hardware, Storage & Peripherals–0.01%
Xerox Holdings Corp.	22,000	61,160
Total Common Stocks & Other Equity Interests (Cost $15,955,872)		9,043,917
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Shares		Value

Exchange-Traded Funds–0.50%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF (Cost $5,382,964)(d)	141,000	$5,408,760
Money Market Funds–1.67%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(p)(q)	6,365,341	6,365,341
Invesco Treasury Portfolio, Institutional Class, 3.85%(p)(q)	11,821,337	11,821,337
Total Money Market Funds (Cost $18,186,678)		18,186,678
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-95.48% (Cost $1,032,227,783)		1,040,694,477
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.51%
Invesco Private Government Fund, 4.00%(p)(q)(r)	10,416,575	$10,416,575
Invesco Private Prime Fund, 4.12%(p)(q)(r)	27,820,327	27,828,673
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,245,316)		38,245,248
TOTAL INVESTMENTS IN SECURITIES–98.99% (Cost $1,070,473,099)		1,078,939,725
OTHER ASSETS LESS LIABILITIES—1.01%		11,033,692
NET ASSETS–100.00%		$1,089,973,417
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $814,317,847, which represented 74.71% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	All or a portion of this security was out on loan at November 30, 2025.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Zero coupon bond issued at a discount.
(g)	Perpetual bond with no specified maturity date.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $2,774,625, which represented less than 1% of the Fund’s Net Assets.

(i)	Restricted security. The aggregate value of these securities at November 30, 2025 was $10,836,744, which represented less than 1% of the Fund’s Net Assets.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(l)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Non-income producing security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,461,156	$197,667,507	$(201,763,322)	$-	$-	$6,365,341	$308,513
Invesco Treasury Portfolio, Institutional Class	19,427,352	367,096,797	(374,702,812)	-	-	11,821,337	564,048
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,262	$163,471,386	$(153,061,073)	$-	$-	$10,416,575	$359,960*
Invesco Private Prime Fund	17,551	291,620,501	(263,812,893)	(68)	3,582	27,828,673	1,018,662*
Total	$29,912,321	$1,019,856,191	$(993,340,100)	$(68)	$3,582	$56,431,926	$2,251,183

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/28/2026	Barclays Bank PLC	EUR	16,168,000	USD	18,863,122	$45,813
01/28/2026	Barclays Bank PLC	GBP	700,000	USD	936,024	9,444
01/28/2026	Goldman Sachs International	EUR	11,000,000	USD	12,859,462	56,988
01/28/2026	Royal Bank of Canada	USD	364,561	GBP	280,000	6,071
01/28/2026	State Street Bank & Trust Co.	EUR	5,900,000	USD	6,898,699	31,918
Subtotal—Appreciation						150,234
Currency Risk
01/28/2026	Toronto-Dominion Bank (The)	EUR	160,000	USD	184,545	(1,672)
Total Forward Foreign Currency Contracts						$148,562

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Intercontinental Exchange, Inc.	Buy	(5.00)%	Quarterly	12/20/2030	3.227%	USD	35,000,000	$2,583,000	$2,606,380	$23,380

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$917,831,898	$4,842,881	$922,674,779
Variable Rate Senior Loan Interests	—	55,137,981	5,064,608	60,202,589
Non-U.S. Dollar Denominated Bonds & Notes	—	25,177,754	—	25,177,754
Common Stocks & Other Equity Interests	6,090,951	2,952,831	135	9,043,917
Exchange-Traded Funds	5,408,760	—	—	5,408,760
Money Market Funds	18,186,678	38,245,248	—	56,431,926
Total Investments in Securities	29,686,389	1,039,345,712	9,907,624	1,078,939,725
Other Investments - Assets*
Forward Foreign Currency Contracts	—	150,234	—	150,234
Swap Agreements	—	23,380	—	23,380
	—	173,614	—	173,614
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,672)	—	(1,672)
Total Other Investments	—	171,942	—	171,942
Total Investments	$29,686,389	$1,039,517,654	$9,907,624	$1,079,111,667

*	Unrealized appreciation (depreciation).
Invesco High Yield Fund